Summary of Significant Accounting Policies - Convertible Preferred Stock- Cumulative Redeemable Perpetual Preferred Stock (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Par value of preferred stock	$ 0.0001	$ 0.0001
Conversion terms of preferred stock	Five years after the issuance date, 30.0% of the then-outstanding shares of Preferred Stock shall automatically convert into shares of common stock at a conversion price equal to $10.00 per share of common stock with the remaining balance of the then-outstanding shares of Preferred Stock being converted into shares of common stock under the same terms 10 years after their issuance date. At any time following the third anniversary from their issuance date, if the closing price of the common stock has been at least $20.00 per share, for 10 consecutive business days, the remaining balance of the then-outstanding preferred shares shall automatically convert at a conversion price equal to $14.00 per share of common stock. The holders of Preferred Stock are entitled, at their option, at any time following their issuance date and prior to their final conversion date, to convert all or any such then-outstanding preferred shares into common stock at a conversion price equal to $14.00 per common stock.
Dividend rate of preferred stock	2.00%
American Depositary Shares - The Series G
Number of shares	2,000,000
Preferred Stock, Liquidation Preference Per Share	$ 2,500
Dividend rate of preferred stock	8.75%
Preferred Stock Redemption Terms	Each of the shares represents 1/100th of a share of the Series G, with a liquidation preference of $2,500.00 per share ($25.00 per American Depositary Share). Dividends are payable quarterly in arrears on the Series G at a rate of 8.75% per annum and on the Series H at a rate of 8.625% per annum of the stated liquidation preference. At any time on or after January 28, 2019, the Series G may be redeemed at the Company’s option and at any time on or after July 8, 2019, the Series H may be redeemed at the Company’s option (and the American Depositary Shares can be caused to be redeemed), in whole or in part, out of amounts legally available therefore, at a redemption price of $2,500.00 per share (equivalent to $25.00 per American Depositary Share) plus an amount equal to all accumulated and unpaid dividends thereon to the date of redemption, whether or not declared. The Company has accounted for these shares as equity.
Sale of Stock- Redemption price per share	$ 25
American Depositary Shares - The Series H
Number of shares	4,800,000
Preferred Stock, Liquidation Preference Per Share	$ 2,500
Dividend rate of preferred stock	8.625%
Preferred Stock Redemption Terms	Each of the shares represents 1/100th of a share of the Series G, with a liquidation preference of $2,500.00 per share ($25.00 per American Depositary Share). Dividends are payable quarterly in arrears on the Series G at a rate of 8.75% per annum and on the Series H at a rate of 8.625% per annum of the stated liquidation preference. At any time on or after January 28, 2019, the Series G may be redeemed at the Company’s option and at any time on or after July 8, 2019, the Series H may be redeemed at the Company’s option (and the American Depositary Shares can be caused to be redeemed), in whole or in part, out of amounts legally available therefore, at a redemption price of $2,500.00 per share (equivalent to $25.00 per American Depositary Share) plus an amount equal to all accumulated and unpaid dividends thereon to the date of redemption, whether or not declared. The Company has accounted for these shares as equity.
Sale of Stock- Redemption price per share	$ 25
Five years after the issuance date of Convertible Preferred Stock
Percentage of preferred stock converted	30.00%
Convertible Preferred Stock Share Price	$ 10
After the Third Anniversary of the issuance date
Convertible Preferred Stock Share Price	$ 14
Number of consecutive business days	10
At any time following the issuance date and prior to the final conversion date
Convertible Preferred Stock Share Price	$ 14
At any time on or after January 28, 2019 | American Depositary Shares - The Series G
Preferred Stock, Liquidation Preference Per Share	2,500
Preferred Stock Redemption Price per American Depositary Share	25
At any time on or after July 8, 2019 | American Depositary Shares - The Series H
Preferred Stock, Liquidation Preference Per Share	2,500
Preferred Stock Redemption Price per American Depositary Share	25
Minimum | After the Third Anniversary of the issuance date
Closing price of the common stock	$ 20